Intangible Assets and Impairment Testing - Roll-Forward (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Judgements, Estimates and Assumptions
Opening balance	kr 438,057
Closing balance	430,754	kr 438,057
Net book value	430,754	438,057
Goodwill at beginning of period	45,784	37,227
Exchange differences on translation	2,800	8,557
Goodwill at end of period	48,584	45,784
Licenses and similar rights
Significant Accounting Judgements, Estimates and Assumptions
Opening balance	438,057
Closing balance	430,754	438,057
Net book value	430,754	438,057
Cost | Licenses and similar rights
Significant Accounting Judgements, Estimates and Assumptions
Opening balance	468,711	390,166
Disposal for the year	(62,697)	0
Exchange differences on translation	24,740	78,545
Closing balance	430,754	468,711
Net book value	430,754	468,711
Provisions, expected credit losses | Licenses and similar rights
Significant Accounting Judgements, Estimates and Assumptions
Opening balance	(30,654)	(27,975)
Impairment	(32,132)
Disposal for the year	62,697
Exchange differences on translation	kr 89	(2,679)
Closing balance		(30,654)
Net book value		kr (30,654)